Goodwill - Reconciliation of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	$ 140,940	$ 136,533
Hyperinflation monetary adjustments	(46)
Goodwill ending balance	133,311	140,940
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	140,980	135,897
Effect of movements in foreign exchange	(7,541)	4,684
Disposals through the sale of subsidiaries	(652)
Acquisitions through business combinations	107	398
Hyperinflation monetary adjustments	435
Reclassified as held for sale	(13)
Goodwill ending balance	133,316	140,980
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	(40)	(34)
Impairment losses		(6)
Disposals through the sale of subsidiaries	35
Goodwill ending balance	$ (5)	$ (40)